UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-05072
                                                    --------------------------

                             Principal Balanced Fund, Inc.
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                    711 High Street, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Address of principal executive offices)                         (Zip code)

         Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS


                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BALANCED FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

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COMMON STOCKS (65.53%)
ADVERTISING SERVICES (0.06%)
                                                                                 $
 WPP Group                                                      1,233                  66,903
AEROSPACE & DEFENSE (0.34%)
 Boeing                                                         1,198                  60,619
 Northrop Grumman                                               4,520                 234,497
 Rockwell Collins                                               1,280                  54,912
                                                                                      350,028
AEROSPACE & DEFENSE EQUIPMENT (1.07%)
 Armor Holdings /1/                                             1,266                  55,666
 DRS Technologies /1/                                             840                  34,104
 General Dynamics                                               3,189                 329,264
 Goodrich                                                       1,520                  52,136
 Lockheed Martin                                                1,810                 104,636
 Moog /1/                                                         483                  21,006
 Orbital Sciences /1/                                           1,619                  16,449
 United Defense Industries /1/                                  1,235                  59,194
 United Technologies                                            4,396                 442,589
                                                                                    1,115,044
AIRLINES (0.04%)
 ExpressJet Holdings /1/                                        1,847                  20,373
 Skywest                                                        1,115                  19,200
                                                                                       39,573
APPAREL MANUFACTURERS (0.38%)
 Coach /1/                                                      3,416                 191,638
 Guess? /1/                                                     1,452                  20,618
 Liz Claiborne                                                  1,480                  62,071
 Polo Ralph Lauren                                              2,540                  98,933
 Quiksilver /1/                                                   691                  20,640
                                                                                      393,900
APPLICATIONS SOFTWARE (1.50%)
 Citrix Systems /1/                                             2,475                  53,089
 Microsoft                                                     53,758               1,412,760
 Quest Software /1/                                             3,035                  43,097
 Serena Software /1/                                            1,356                  29,154
 SS&C Technologies                                                873                  19,092
                                                                                    1,557,192
ATHLETIC FOOTWEAR (0.32%)
 Nike                                                           3,789                 328,241
AUDIO & VIDEO PRODUCTS (0.12%)
 Matsushita Electric Industrial                                 4,650                  69,378
 Pioneer                                                        1,400                  24,304
 Polycom /1/                                                    1,821                  31,467
                                                                                      125,149
AUTO-CARS & LIGHT TRUCKS (0.23%)
 Nissan Motor                                                   5,146                 108,992
 Toyota Motor                                                   1,646                 128,701
                                                                                      237,693
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.30%)
 Oshkosh Truck                                                    816                  59,886
 Paccar                                                         2,310                 163,225
 Volvo                                                          2,096                  84,888
                                                                                      307,999
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.16%)
                                                                                 $
 American Axle & Manufacturing Holdings                           567                  15,224
 Autoliv                                                          920                  43,378
 Dana                                                           1,046                  16,600
 Magna International                                              620                  46,959
 Tenneco Automotive /1/                                         2,621                  42,303
                                                                                      164,464
BEVERAGES-NON-ALCOHOLIC (0.93%)
 Coca-Cola                                                      8,274                 343,288
 Cott /1/                                                       2,035                  49,349
 Pepsico                                                       10,612                 569,864
                                                                                      962,501
BEVERAGES-WINE & SPIRITS (0.25%)
 Brown-Forman                                                   3,765                 181,586
 Diageo                                                         1,424                  78,192
                                                                                      259,778
BREWERY (0.13%)
 Adolph Coors                                                     990                  73,854
 Anheuser-Busch                                                   665                  32,704
 SABMiller                                                      1,626                  24,878
                                                                                      131,436
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.22%)
 CRH                                                            2,959                  78,828
 Masco                                                          2,620                  96,416
 NCI Building Systems /1/                                         367                  13,928
 Simpson Manufacturing                                          1,039                  37,300
                                                                                      226,472
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.09%)
 Eagle Materials                                                  590                  47,059
 Texas Industries                                                 808                  51,340
                                                                                       98,399
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/                                                281                  22,483
BUILDING PRODUCTS-WOOD (0.02%)
 Universal Forest Products                                        664                  25,982
BUILDING-MAINTENANCE & SERVICE (0.02%)
 Rollins                                                          903                  22,394
BUILDING-RESIDENTIAL & COMMERCIAL (0.48%)
 Brookfield Homes                                                 987                  35,236
 Daiwa House Industry                                             152                  17,587
 DR Horton                                                      1,400                  55,692
 Hovnanian Enterprises /1/                                        940                  49,106
 KB Home                                                        1,447                 157,216
 M/I Schottenstein Homes                                          682                  38,738
 MDC Holdings                                                     754                  54,891
 Pulte                                                            880                  58,150
 Technical Olympic USA                                          1,022                  27,768
                                                                                      494,384
CABLE TV (0.15%)
 Comcast /1/                                                    4,750                 152,902
CASINO SERVICES (0.05%)
 International Game Technology                                    970                  30,361
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
CASINO SERVICES (CONTINUED)
                                                                                 $
 Scientific Games /1/                                             930                  23,920
                                                                                       54,281
CELLULAR TELECOMMUNICATIONS (0.26%)
 mmO2 /1/                                                       3,747                  88,092
 Vodafone Group                                                 6,962                 180,873
                                                                                      268,965
CHEMICALS-DIVERSIFIED (0.38%)
 BASF                                                             638                  43,773
 Dow Chemical                                                   4,690                 233,093
 FMC /1/                                                        1,395                  65,830
 PPG Industries                                                   730                  50,210
                                                                                      392,906
CHEMICALS-SPECIALTY (0.30%)
 Albemarle                                                        537                  18,854
 Cabot                                                          2,632                  92,120
 Eastman Chemical                                               1,740                  94,221
 MacDermid                                                        469                  15,074
 Sigma-Aldrich                                                    900                  56,565
 Terra Industries /1/ /2/                                       4,219                  33,963
                                                                                      310,797
COATINGS & PAINT (0.09%)
 Sherwin-Williams                                               2,290                  98,928
COLLECTIBLES (0.00%)
 RC2 /1/                                                          174                   5,037
COMMERCIAL BANKS (1.76%)
 Associated Banc-Corp                                           2,110                  69,693
 Banco Santander Central Hispano                                9,918                 117,330
 Bank of Hawaii                                                   677                  32,435
 Bank of Ireland                                                1,240                  79,310
 Bank of Nova Scotia                                            3,340                 106,513
 BB&T                                                           2,670                 105,385
 BOK Financial /1/                                                135                   5,685
 City Holding                                                     356                  11,721
 City National                                                    822                  57,367
 Colonial BancGroup                                             3,947                  79,650
 Columbia Banking Systems                                         559                  13,164
 Commerce Bancorp.                                                530                  30,496
 Community Bank System                                            422                  10,065
 Compass Bancshares                                             1,030                  48,235
 Corus Bankshares                                                  85                   4,267
 Cullen/Frost Bankers                                             233                  10,942
 First Midwest Bancorp                                            713                  24,599
 Hanmi Financial                                                   38                   1,350
 Hibernia                                                       2,532                  66,642
 Hudson United Bancorp                                          1,220                  44,847
 Irwin Financial                                                  506                  12,392
 Kookmin Bank /1/                                                 857                  37,194
 Marshall & Ilsley                                              1,550                  66,356
 National Bank of Greece                                        6,934                  47,637
 North Fork Bancorp                                             8,357                 239,846
 Pacific Capital Bancorp.                                       1,139                  34,945
 Prosperity Bancshares                                            372                  10,334
 R&G Financial                                                  1,079                  39,783
 South Financial Group                                            841                  25,684
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                 $
 Toronto-Dominion Bank                                          1,974                  76,828
 Trustmark                                                        338                   9,352
 UCBH Holdings                                                    775                  34,154
 UnionBanCal                                                    2,610                 160,724
 Vineyard National Bancorp.-PIPEs /3/                             172                   5,296
 Vineyard National Bancorp.-Rights /1/ /3/                         43                       -
 Westamerica Bancorp.                                           1,110                  57,631
 Zions Bancorp                                                    660                  44,761
                                                                                    1,822,613
COMMERCIAL SERVICE-FINANCE (0.00%)
 iPayment /1/                                                      92                   4,320
COMMERCIAL SERVICES (0.03%)
 Magellan Health Services /1/                                     800                  29,712
COMMUNICATIONS SOFTWARE (0.04%)
 Avid Technology /1/                                              610                  38,461
COMPUTER AIDED DESIGN (0.21%)
 ANSYS /1/                                                        615                  19,865
 Autodesk                                                       6,650                 195,310
                                                                                      215,175
COMPUTER SERVICES (0.07%)
 Cognizant Technology Solutions /1/                               796                  30,169
 Perot Systems /1/                                              1,715                  25,296
 SRA International /1/                                            387                  21,490
                                                                                       76,955
COMPUTERS (1.27%)
 Apple Computer /1/                                             4,002                 307,754
 Hewlett-Packard                                                5,220                 102,260
 International Business Machines                                9,711                 907,201
                                                                                    1,317,215
COMPUTERS-INTEGRATED SYSTEMS (0.72%)
 Brocade Communications Systems /1/                             4,900                  30,380
 Dell /1/                                                      15,023                 627,360
 NCR /1/                                                        2,620                  89,552
                                                                                      747,292
COMPUTERS-MEMORY DEVICES (0.41%)
 EMC /1/                                                       25,418                 332,976
 Komag /1/                                                      1,266                  24,598
 Storage Technology /1/                                           561                  17,666
 TDK                                                              790                  55,142
                                                                                      430,382
COMPUTERS-PERIPHERAL EQUIPMENT (0.02%)
 Electronics for Imaging /1/                                    1,144                  19,448
CONSULTING SERVICES (0.05%)
 Accenture /1/                                                  1,960                  51,058
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 Central Garden & Pet /1/                                         407                  16,679
 Clorox                                                           800                  47,536
 Fortune Brands                                                   840                  70,543
 Scotts /1/                                                     1,180                  80,193
                                                                                      214,951
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (0.31%)
                                                                                 $
 Ball                                                           7,073                 302,158
 Silgan Holdings                                                  345                  20,614
                                                                                      322,772
COSMETICS & TOILETRIES (1.70%)
 Alberto-Culver                                                 2,310                 125,317
 Avon Products                                                  2,764                 116,696
 Chattem /1/                                                      660                  23,806
 Estee Lauder                                                   3,534                 159,525
 Gillette                                                       9,348                 474,131
 Kimberly-Clark                                                   930                  60,924
 Procter & Gamble                                              15,055                 801,378
                                                                                    1,761,777
CRUISE LINES (0.03%)
 Carnival                                                         580                  33,408
DATA PROCESSING & MANAGEMENT (0.32%)
 Automatic Data Processing                                      4,742                 206,182
 Global Payments                                                2,146                 122,944
                                                                                      329,126
DECISION SUPPORT SOFTWARE (0.02%)
 Wind River Systems /1/                                         1,448                  18,172
DENTAL SUPPLIES & EQUIPMENT (0.06%)
 Sybron Dental Specialties /1/                                  1,549                  58,490
DIAGNOSTIC EQUIPMENT (0.08%)
 Gen-Probe /1/                                                  1,713                  83,612
DIALYSIS CENTERS (0.03%)
 DaVita /1/                                                       860                  36,086
DIRECT MARKETING (0.16%)
 Catalina Marketing                                               911                  23,413
 Harte-Hanks                                                    5,540                 146,533
                                                                                      169,946
DISPOSABLE MEDICAL PRODUCTS (0.13%)
 C.R. Bard                                                      1,976                 133,973
DISTRIBUTION-WHOLESALE (0.27%)
 Aviall /1/                                                     1,031                  29,703
 Hughes Supply                                                  1,678                  50,977
 Ingram Micro /1/                                               3,224                  59,579
 Owens & Minor                                                    827                  23,611
 United Stationers /1/                                            780                  33,860
 W.W. Grainger                                                    490                  29,993
 Watsco                                                           252                   8,722
 WESCO International /1/                                        1,267                  42,812
                                                                                      279,257
DIVERSIFIED MANUFACTURING OPERATIONS (2.60%)
 3M                                                             1,530                 129,071
 Eaton                                                          2,740                 186,292
 General Electric                                              46,260               1,671,374
 Illinois Tool Works                                              912                  79,326
 ITT Industries                                                 1,759                 150,025
 Siemens                                                        1,305                 103,630
 Textron                                                          680                  48,946
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                 $
 Tyco International                                             9,106                 329,091
                                                                                    2,697,755
DIVERSIFIED MINERALS (0.28%)
 Anglo American                                                 2,590                  60,399
 BHP Billiton                                                   4,750                 121,220
 Cia Vale do Rio Doce                                           3,510                 106,177
                                                                                      287,796
DIVERSIFIED OPERATIONS (0.16%)
 Brascan                                                        2,731                  92,991
 Tomkins                                                        3,537                  73,357
                                                                                      166,348
E-COMMERCE-SERVICES (0.23%)
 eBay /1/                                                       2,625                 213,938
 Priceline.com /1/                                                953                  21,528
                                                                                      235,466
E-MARKETING-INFORMATION (0.01%)
 Digital River /1/                                                379                  14,823
E-SERVICES-CONSULTING (0.05%)
 Websense /1/                                                     886                  47,578
ELECTRIC PRODUCTS-MISCELLANEOUS (0.44%)
 Ametek                                                           930                  35,526
 Emerson Electric                                               3,760                 252,822
 Hitachi                                                        1,120                  74,861
 Littelfuse /1/                                                   834                  26,546
 Sharp                                                          4,079                  62,613
                                                                                      452,368
ELECTRIC-GENERATION (0.07%)
 AES /1/                                                        5,328                  74,858
ELECTRIC-INTEGRATED (1.67%)
 Constellation Energy Group                                     3,315                 165,750
 Duke Energy                                                    5,900                 158,061
 E.ON                                                             878                  78,484
 Edison International                                           5,780                 187,677
 Enel                                                           1,820                  85,540
 Exelon                                                         6,118                 270,722
 MDU Resources Group                                            2,022                  54,068
 OGE Energy                                                       961                  25,130
 PPL                                                            3,360                 181,440
 RWE                                                              731                  42,069
 Scottish Power                                                 3,020                  96,036
 TXU                                                            5,579                 386,067
                                                                                    1,731,044
ELECTRIC-TRANSMISSION (0.12%)
 National Grid Group                                            2,611                 128,200
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.15%)
 DSP Group /1/                                                  1,485                  36,843
 Koninklijke Philips Electronics                                2,376                  61,966
 Methode Electronics                                            1,263                  15,825
 Omron                                                          1,531                  36,997
                                                                                      151,631
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.17%)
 Fairchild Semiconductor International /1/                      2,240                  31,965
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 Intel                                                         33,379                 749,358
 International Rectifier /1/                                    1,350                  52,852
 Microsemi /1/                                                  2,455                  37,881
 PMC - Sierra /1/                                               1,011                  10,393
 QLogic /1/                                                     1,670                  63,928
 Silicon Laboratories /1/                                         418                  14,254
 Texas Instruments                                             10,884                 252,618
                                                                                    1,213,249
ELECTRONIC CONNECTORS (0.08%)
 Amphenol /1/                                                   2,158                  84,874
ELECTRONIC FORMS (0.25%)
 Adobe Systems                                                  4,620                 262,878
ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
 Tektronix                                                        590                  17,004
ELECTRONIC PARTS DISTRIBUTION (0.03%)
 Avnet /1/                                                      1,818                  32,579
ENGINES-INTERNAL COMBUSTION (0.19%)
 Briggs & Stratton                                                751                  29,131
 Cummins Engine                                                 2,230                 173,204
                                                                                      202,335
ENTERPRISE SOFTWARE & SERVICE (0.36%)
 Hyperion Solutions /1/                                         1,283                  61,635
 Oracle /1/                                                    19,448                 267,799
 SAP                                                            1,175                  45,496
                                                                                      374,930
FIDUCIARY BANKS (0.07%)
 Investors Financial Services                                   1,538                  77,531
FINANCE-AUTO LOANS (0.14%)
 Westcorp                                                         809                  36,866
 WFS Financial /1/                                              2,143                 107,043
                                                                                      143,909
FINANCE-COMMERCIAL (0.06%)
 CIT Group                                                      1,573                  63,502
FINANCE-CONSUMER LOANS (0.02%)
 Aiful                                                            749                  21,285
FINANCE-CREDIT CARD (0.95%)
 American Express                                               5,441                 290,277
 Capital One Financial                                          4,043                 316,486
 MBNA                                                          14,161                 376,400
                                                                                      983,163
FINANCE-INVESTMENT BANKER & BROKER (3.03%)
 Bear Stearns                                                     790                  79,837
 Citigroup                                                     24,845               1,218,647
 GFI Group /1/                                                    792                  20,782
 Goldman Sachs Group                                            4,402                 474,756
 Legg Mason                                                       895                  69,121
 Lehman Brothers Holdings                                       4,186                 381,721
 Merrill Lynch                                                  6,665                 400,367
 Morgan Stanley                                                 7,640                 427,535
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                 $
 Nomura Holdings                                                5,175                  68,465
                                                                                    3,141,231
FINANCE-MORTGAGE LOAN/BANKER (0.29%)
 American Home Mortgage Investment                              1,270                  42,456
 Doral Financial                                                1,510                  65,308
 Federal Home Loan Mortgage                                     1,080                  70,513
 Federal National Mortgage Association                          1,888                 121,927
                                                                                      300,204
FINANCIAL GUARANTEE INSURANCE (0.25%)
 Ambac Financial Group                                          1,320                 101,481
 MGIC Investment                                                2,340                 149,526
 Triad Guaranty /1/                                               180                   9,740
                                                                                      260,747
FOOD-CONFECTIONERY (0.07%)
 Hershey Foods                                                  1,200                  70,188
FOOD-FLOUR & GRAIN (0.27%)
 Archer Daniels Midland                                        11,780                 285,076
FOOD-MEAT PRODUCTS (0.04%)
 Hormel Foods                                                   1,310                  41,265
FOOD-MISCELLANEOUS/DIVERSIFIED (0.31%)
 Kellogg                                                        2,210                  98,654
 Nestle                                                         2,053                 134,779
 Ralcorp Holdings /1/                                             488                  21,472
 Unilever                                                         976                  63,743
                                                                                      318,648
FOOD-RETAIL (0.10%)
 Tesco                                                          6,162                 108,759
FOOD-WHOLESALE & DISTRIBUTION (0.00%)
 Nash Finch                                                        93                   3,878
FOOTWEAR & RELATED APPAREL (0.09%)
 Timberland /1/                                                 1,089                  71,591
 Wolverine World Wide                                             649                  20,398
                                                                                       91,989
GARDEN PRODUCTS (0.03%)
 Toro                                                             321                  26,723
GAS-DISTRIBUTION (0.39%)
 Energen                                                        3,876                 227,289
 ONEOK                                                          5,304                 146,921
 UGI                                                              735                  30,627
                                                                                      404,837
HEALTH CARE COST CONTAINMENT (0.25%)
 Caremark Rx /1/                                                6,608                 258,373
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                              2,533                  54,510
HOTELS & MOTELS (0.31%)
 Hilton Hotels                                                  5,675                 126,269
 InterContinental Hotels Group                                  4,452                  56,184
 Marcus                                                           405                  10,093
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (CONTINUED)
                                                                                 $
 Starwood Hotels & Resorts Worldwide                            2,160                 125,042
                                                                                      317,588
HUMAN RESOURCES (0.40%)
 Korn/Ferry International /1/                                   1,556                  30,700
 Labor Ready /1/                                                2,688                  42,578
 Manpower                                                       1,925                  93,651
 Robert Half International                                      8,058                 244,480
                                                                                      411,409
IMPORT & EXPORT (0.14%)
 Mitsubishi                                                     6,230                 145,782
INDEX FUND (0.05%)
 Regional Bank HOLDRs Trust                                       369                  51,003
INSTRUMENTS-CONTROLS (0.18%)
 Parker Hannifin                                                1,040                  67,766
 Thermo Electron /1/                                            3,822                 114,431
                                                                                      182,197
INSTRUMENTS-SCIENTIFIC (0.15%)
 Applied Biosystems Group                                       1,830                  36,691
 Dionex /1/                                                       261                  15,449
 PerkinElmer                                                    4,503                 103,524
                                                                                      155,664
INSURANCE (0.04%)
 HCC Insurance Holdings                                         1,200                  39,444
INTERNET CONNECTIVE SERVICES (0.02%)
 Hanaro Telecom /1/                                             5,937                  20,186
INTERNET FINANCIAL SERVICES (0.01%)
 IndyMac Bancorp                                                  401                  14,821
INTERNET INFRASTRUCTURE SOFTWARE (0.03%)
 TIBCO Software /1/                                             3,190                  35,058
INTERNET SECURITY (0.37%)
 McAfee /1/                                                     3,727                  96,343
 RSA Security /1/                                               1,696                  29,866
 Symantec /1/                                                   9,974                 232,893
 VeriSign /1/                                                   1,100                  28,424
                                                                                      387,526
INTERNET TELEPHONY (0.03%)
 j2 Global Communications /1/                                   1,056                  34,299
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                                622                  13,441
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.14%)
 Franklin Resources                                             1,680                 114,005
 National Financial Partners                                      815                  31,842
                                                                                      145,847
LASERS-SYSTEMS & COMPONENTS (0.04%)
 ROFIN-SINAR Technologies /1/                                     928                  37,213
LEISURE & RECREATION PRODUCTS (0.09%)
 Brunswick                                                      1,940                  89,473
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.19%)
                                                                                 $
 Lincoln National                                               1,920                  88,589
 Nationwide Financial Services                                  1,680                  62,076
 Stancorp Financial Group                                         420                  35,700
 Universal American Financial /1/                                 712                  10,851
                                                                                      197,216
MACHINERY TOOLS & RELATED PRODUCTS (0.05%)
 Lincoln Electric Holdings                                      1,790                  57,549
MACHINERY-CONSTRUCTION & MINING (0.06%)
 Joy Global                                                       755                  21,073
 Terex /1/                                                        924                  39,778
                                                                                       60,851
MACHINERY-FARM (0.29%)
 Deere                                                          4,332                 300,771
MACHINERY-GENERAL INDUSTRY (0.04%)
 Gardner Denver /1/                                               598                  22,640
 Idex                                                             607                  23,400
                                                                                       46,040
MACHINERY-PRINT TRADE (0.05%)
 Zebra Technologies /1/                                           944                  48,078
MACHINERY-PUMPS (0.10%)
 Graco                                                          2,815                 100,355
MEDICAL INFORMATION SYSTEM (0.02%)
 Dendrite International /1/                                     1,001                  18,108
MEDICAL INSTRUMENTS (0.30%)
 Boston Scientific /1/                                          2,497                  82,551
 dj Orthopedics /1/                                               749                  18,088
 Kensey Nash /1/                                                1,019                  32,903
 Medtronic                                                      2,420                 127,026
 St. Jude Medical /1/                                           1,000                  39,280
 Techne /1/                                                       264                   9,206
                                                                                      309,054
MEDICAL LABORATORY & TESTING SERVICE (0.04%)
 Laboratory Corp. of America Holdings /1/                         780                  37,323
MEDICAL PRODUCTS (1.49%)
 American Medical Systems Holding /1/                             828                  32,516
 Becton Dickinson                                               2,150                 121,797
 INAMED /1/                                                       377                  26,088
 Johnson & Johnson                                             16,940               1,096,018
 Zimmer Holdings /1/                                            3,367                 265,488
                                                                                    1,541,907
MEDICAL-BIOMEDICAL/GENE (1.04%)
 Affymetrix /1/                                                 3,721                 153,156
 Amgen /1/                                                      6,180                 384,643
 Arqule /1/                                                     2,344                  14,252
 Biogen Idec /1/                                                3,690                 239,703
 Celera Genomics Group /1/                                      1,131                  15,008
 Charles River Laboratories International /1/                   2,130                 100,920
 Genentech /1/                                                  1,676                  79,962
 Genzyme /1/                                                    1,230                  71,598
 Lexicon Genetics /1/                                           2,566                  17,192
                                                                                    1,076,434
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (1.91%)
                                                                                 $
 Abbott Laboratories                                            6,098                 274,532
 Angiotech Pharmaceuticals /1/                                    747                  12,684
 AstraZeneca                                                    1,045                  39,292
 Eisai                                                          2,362                  77,001
 Eli Lilly                                                      2,151                 116,670
 First Horizon Pharmaceutical /1/                               1,160                  20,741
 Forest Laboratories /1/                                        2,494                 103,576
 GlaxoSmithKline                                                1,556                  69,351
 Hi-Tech Pharmacal /1/                                            500                   9,040
 Merck                                                          1,880                  52,734
 Novartis                                                       2,159                 103,373
 Novo Nordisk                                                     705                  37,682
 Pfizer                                                        33,057                 798,657
 Roche Holding                                                    900                  47,880
 Salix Pharmaceuticals /1/                                      1,166                  17,548
 Sanofi-Synthelabo                                              1,351                  50,284
 Teva Pharmaceutical Industries                                 1,880                  54,013
 Wyeth                                                          2,410                  95,509
                                                                                    1,980,567
MEDICAL-HMO (1.28%)
 Aetna                                                          2,647                 336,301
 Coventry Health Care /1/                                       1,411                  80,286
 Pacificare Health Systems /1/                                    560                  34,457
 Sierra Health Services /1/                                     1,070                  58,775
 UnitedHealth Group                                             5,222                 464,236
 WellChoice /1/                                                   648                  34,493
 WellPoint /1/                                                  2,600                 315,900
                                                                                    1,324,448
MEDICAL-HOSPITALS (0.08%)
 LifePoint Hospitals /1/                                        1,854                  70,081
 VCA Antech /1/                                                   668                  12,392
                                                                                       82,473
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.02%)
 Apria Healthcare Group /1/                                       787                  25,814
METAL PROCESSORS & FABRICATION (0.14%)
 Quanex                                                           915                  48,239
 Worthington Industries                                         4,700                  96,256
                                                                                      144,495
METAL-ALUMINUM (0.09%)
 Century Aluminum /1/                                           3,613                  90,036
METAL-COPPER (0.21%)
 Phelps Dodge                                                     660                  63,558
 Southern Peru Copper /2/                                       3,299                 155,350
                                                                                      218,908
METAL-DIVERSIFIED (0.03%)
 Inco /1/                                                       1,025                  33,733
METAL-IRON (0.08%)
 Cleveland-Cliffs                                               1,156                  75,695
 Gibraltar Industries                                             394                   9,554
                                                                                       85,249
MISCELLANEOUS INVESTING (0.74%)
 Alexandria Real Estate Equities                                  462                  30,751
 Archstone-Smith Trust                                          1,390                  47,677
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                 $
 Brandywine Realty Trust                                        1,988                  55,068
 CenterPoint Properties Trust                                   1,090                  46,270
 Federal Realty Investment Trust                                  551                  25,996
 Gramercy Capital                                                 980                  21,021
 Healthcare Realty Trust                                        1,309                  47,739
 Kimco Realty                                                   1,030                  54,569
 New Century Financial                                            530                  31,742
 Newcastle Investment                                           2,047                  61,901
 Prologis Trust                                                 1,260                  48,056
 Simon Property Group                                           1,240                  73,532
 SL Green Realty                                                  586                  31,193
 Sovran Self Storage                                              217                   8,637
 Thornburg Mortgage                                             1,066                  29,688
 Ventas                                                         6,240                 159,744
                                                                                      773,584
MONEY CENTER BANKS (2.31%)
 ABN AMRO Holding                                               4,990                 135,229
 Bank of America                                               21,474                 995,749
 Barclays                                                       3,628                 160,176
 BNP Paribas                                                    5,500                 198,000
 Credit Suisse Group /1/                                        3,710                 149,624
 HBOS                                                             810                  38,797
 HSBC Holdings                                                    430                  35,703
 JP Morgan Chase                                               12,759                 476,294
 Mitsubishi Tokyo Financial Group                               7,655                  72,876
 UBS                                                            1,621                 131,917
                                                                                    2,394,365
MOTION PICTURES & SERVICES (0.03%)
 Macrovision /1/                                                1,176                  27,436
 Metro-Goldwyn-Mayer /1/                                          253                   3,016
                                                                                       30,452
MOTORCYCLE & MOTOR SCOOTER (0.08%)
 Harley-Davidson                                                1,330                  79,946
MULTI-LEVEL DIRECT SELLING (0.04%)
 Nu Skin Enterprises                                            1,711                  40,003
MULTI-LINE INSURANCE (1.95%)
 American International Group                                   9,998                 662,767
 AXA                                                            3,146                  76,353
 Cigna                                                          3,250                 260,813
 Hartford Financial Services Group                              3,695                 248,637
 ING Groep                                                      2,883                  83,203
 MetLife                                                        6,860                 272,685
 Prudential Financial                                           6,190                 333,703
 Zurich Financial Services                                      4,900                  81,340
                                                                                    2,019,501
MULTIMEDIA (1.54%)
 Journal Communications                                           512                   8,781
 McGraw-Hill                                                    3,422                 309,691
 News /2/                                                      10,244                 180,089
 Time Warner /1/                                               31,468                 566,424
 Viacom                                                         1,180                  44,061
 Vivendi Universal /1/                                          2,759                  87,295
 Walt Disney                                                   14,070                 402,824
                                                                                    1,599,165
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (0.72%)
                                                                                 $
 Adaptec /1/                                                    3,990                  23,940
 Cisco Systems /1/                                             31,670                 571,327
 Network Appliance /1/                                          4,870                 155,061
                                                                                      750,328
OFFICE AUTOMATION & EQUIPMENT (0.10%)
 Canon                                                          1,667                  87,651
 Imagistics International /1/                                     630                  21,577
                                                                                      109,228
OFFICE SUPPLIES & FORMS (0.03%)
 John H. Harland                                                  889                  32,360
OIL COMPANY-EXPLORATION & PRODUCTION (1.06%)
 Apache                                                         5,247                 285,542
 Burlington Resources                                           4,138                 180,872
 Canadian Natural Resources                                     2,440                 107,213
 Devon Energy                                                   2,500                 101,675
 EOG Resources                                                  1,020                  75,735
 Houston Exploration /1/                                          513                  27,810
 KCS Energy /1/                                                 1,551                  22,567
 Meridian Resource /1/                                          2,830                  15,027
 Noble Energy                                                   1,999                 118,281
 PetroKazakhstan                                                1,228                  44,196
 Plains Exploration & Production /1/                            1,346                  38,738
 Pogo Producing                                                   670                  28,495
 Talisman Energy                                                1,890                  56,322
                                                                                    1,102,473
OIL COMPANY-INTEGRATED (3.43%)
 BP Amoco                                                         593                  35,355
 ChevronTexaco                                                 10,302                 560,429
 ConocoPhillips                                                 5,274                 489,374
 ENI                                                            1,155                 141,141
 Exxon Mobil                                                   31,898               1,645,937
 Occidental Petroleum                                           5,246                 306,261
 Petro-Canada                                                     592                  30,571
 Petroleo Brasileiro                                            1,170                  47,561
 Repsol YPF                                                     5,290                 135,318
 TotalFinaElf                                                   1,555                 167,240
                                                                                    3,559,187
OIL FIELD MACHINERY & EQUIPMENT (0.13%)
 Smith International /1/                                        1,898                 112,362
 Universal Compression Holdings /1/                               521                  20,277
                                                                                      132,639
OIL REFINING & MARKETING (0.33%)
 Frontier Oil                                                   1,403                  39,242
 Statoil                                                        6,200                  94,984
 Tesoro Petroleum /1/                                           2,469                  78,613
 Valero Energy                                                  2,600                 135,278
                                                                                      348,117
OIL-FIELD SERVICES (0.14%)
 Baker Hughes                                                   1,520                  65,816
 Cal Dive International /1/                                     1,465                  64,020
 RPC                                                              725                  18,698
                                                                                      148,534
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (0.27%)
                                                                                 $
 Advanced Medical Optics /1/                                      929                  39,659
 Bausch & Lomb                                                  3,254                 237,184
                                                                                      276,843
PAPER & RELATED PRODUCTS (0.36%)
 Georgia-Pacific                                                5,560                 178,476
 MeadWestvaco                                                   1,460                  42,179
 UPM-Kymmene Oyj                                                2,396                  50,604
 Weyerhaeuser                                                   1,590                  99,216
                                                                                      370,475
PHARMACY SERVICES (0.05%)
 Medco Health Solutions /1/                                     1,190                  50,658
PHYSICIAN PRACTICE MANAGEMENT (0.02%)
 Pediatrix Medical Group /1/                                      349                  23,310
PIPELINES (0.25%)
 Questar                                                        5,110                 259,588
POULTRY (0.09%)
 Pilgrims Pride                                                 2,675                  93,518
PRINTING-COMMERCIAL (0.05%)
 Banta                                                            670                  29,018
 Consolidated Graphics /1/                                        624                  26,333
                                                                                       55,351
PROPERTY & CASUALTY INSURANCE (0.46%)
 Arch Capital Group /1/                                           836                  30,706
 Chubb                                                          2,780                 207,054
 First American                                                 2,669                  98,700
 Selective Insurance Group                                        400                  17,268
 State Auto Financial                                           1,150                  30,452
 W.R. Berkley                                                   1,997                  95,257
                                                                                      479,437
PUBLICLY TRADED INVESTMENT FUND (0.28%)
 iShares MSCI Japan Index Fund                                  6,705                  71,006
 iShares Russell 1000 Value Index Fund                          2,360                 153,896
 iShares Russell 2000 Index Fund                                  543                  67,359
                                                                                      292,261
PUBLISHING-NEWSPAPERS (0.15%)
 Journal Register /1/                                           1,030                  18,674
 Washington Post                                                  147                 134,431
                                                                                      153,105
RACETRACKS (0.02%)
 Penn National Gaming /1/                                         359                  23,547
RADIO (0.04%)
 Emmis Communications /1/                                       2,130                  37,424
RECYCLING (0.05%)
 Metal Management /1/                                           1,825                  49,166
REGIONAL BANKS (1.50%)
 Comerica                                                       2,470                 142,914
 KeyCorp                                                        5,550                 185,481
 National City                                                  2,180                  77,499
 SunTrust Banks                                                 2,460                 177,169
 U.S. Bancorp                                                   3,744                 112,507
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                 $
 Wachovia                                                       9,480                 519,978
 Wells Fargo                                                    5,515                 338,070
                                                                                    1,553,618
RENTAL-AUTO & EQUIPMENT (0.01%)
 Rent-A-Center /1/                                                368                   9,012
RESORTS & THEME PARKS (0.02%)
 Vail Resorts /1/                                                 669                  16,036
RESPIRATORY PRODUCTS (0.04%)
 Respironics /1/                                                  672                  38,909
RETAIL-APPAREL & SHOE (0.51%)
 Abercrombie & Fitch                                            1,648                  82,598
 American Eagle Outfitters                                      2,700                 137,160
 Claire's Stores                                                2,210                  45,592
 Kenneth Cole Productions                                         461                  12,304
 Nordstrom                                                      4,710                 227,258
 Stein Mart /1/                                                 1,280                  25,254
                                                                                      530,166
RETAIL-BOOKSTORE (0.02%)
 Barnes & Noble /1/                                               653                  21,353
RETAIL-BUILDING PRODUCTS (0.57%)
 Home Depot                                                    13,275                 547,726
 Lowe's                                                           743                  42,344
                                                                                      590,070
RETAIL-CATALOG SHOPPING (0.02%)
 Coldwater Creek /1/                                              634                  17,296
RETAIL-CONSUMER ELECTRONICS (0.07%)
 Best Buy                                                       1,400                  75,306
RETAIL-CONVENIENCE STORE (0.01%)
 Pantry /1/                                                       397                  11,414
RETAIL-DISCOUNT (0.97%)
 Costco Wholesale                                               4,580                 216,497
 Target                                                           921                  46,759
 Wal-Mart Stores                                               14,208                 744,499
                                                                                    1,007,755
RETAIL-DRUG STORE (0.09%)
 CVS                                                              350                  16,223
 Walgreen                                                       1,799                  76,655
                                                                                       92,878
RETAIL-HAIR SALONS (0.05%)
 Regis                                                          1,207                  48,159
RETAIL-JEWELRY (0.04%)
 Signet Group                                                   1,845                  39,262
RETAIL-MAJOR DEPARTMENT STORE (0.16%)
 J.C. Penney                                                    4,010                 171,307
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado                                                     1,077                  43,203
RETAIL-MUSIC STORE (0.05%)
 Guitar Center /1/                                                975                  55,819
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.21%)
                                                                                 $
 Staples                                                        6,784                 222,108
RETAIL-REGIONAL DEPARTMENT STORE (0.10%)
 Neiman Marcus Group                                            1,520                 101,688
RETAIL-RESTAURANTS (0.99%)
 CBRL Group                                                       594                  24,419
 CEC Entertainment /1/                                            421                  16,478
 CKE Restaurants /1/                                            1,329                  19,271
 Darden Restaurants                                             2,580                  76,265
 IHOP                                                             286                  12,335
 McDonald's                                                    12,738                 412,584
 Starbucks /1/                                                  4,218                 227,772
 Yum! Brands                                                    5,201                 241,066
                                                                                    1,030,190
RUBBER-TIRES (0.06%)
 Continental                                                      862                  59,650
SAVINGS & LOANS-THRIFTS (0.05%)
 Fidelity Bankshares                                              568                  15,276
 Independence Community Bank                                      654                  25,702
 Sterling Financial /1/                                           419                  15,713
                                                                                       56,691
SCHOOLS (0.09%)
 Apollo Group /1/                                               1,001                  78,268
 Universal Technical Institute /1/                                448                  16,397
                                                                                       94,665
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.28%)
 Linear Technology                                              1,967                  74,234
 Maxim Integrated Products                                      1,988                  77,552
 Micrel /1/                                                     2,039                  17,617
 Taiwan Semiconductor Manufacturing                             7,840                  68,600
 United Microelectronics /1/                                   14,800                  52,244
                                                                                      290,247
SEMICONDUCTOR EQUIPMENT (0.38%)
 Applied Materials /1/                                         12,938                 205,714
 Kla-Tencor /1/                                                 1,500                  69,375
 MKS Instruments /1/                                              441                   6,902
 Mykrolis /1/                                                     701                   9,246
 Novellus Systems /1/                                           1,560                  40,794
 Varian Semiconductor Equipment Associates /1/                  1,839                  63,041
                                                                                      395,072
STEEL PRODUCERS (0.19%)
 Arcelor                                                        1,974                  44,020
 Nucor                                                            990                  55,599
 POSCO                                                            646                  29,070
 United States Steel                                            1,340                  69,412
                                                                                      198,101
TELECOMMUNICATION EQUIPMENT (0.43%)
 Comtech Telecommunications /1/                                   372                  12,216
 Plantronics                                                      687                  25,563
 Qualcomm                                                       7,440                 277,066
 Telefonaktiebolaget LM Ericsson /1/                            3,830                 112,334
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                 $
 Westell Technologies /1/                                       2,128                  16,120
                                                                                      443,299
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.07%)
 Corning /1/                                                    6,680                  73,079
 Sycamore Networks /1/                                          1,439                   4,979
                                                                                       78,058
TELECOMMUNICATION SERVICES (0.13%)
 Amdocs /1/                                                     1,620                  48,195
 Iowa Telecommunications Services                                 605                  12,251
 Premiere Global Services /1/                                   7,860                  77,264
                                                                                      137,710
TELEPHONE-INTEGRATED (1.60%)
 ALLTEL                                                         1,690                  93,018
 AT&T                                                           8,130                 156,015
 BellSouth                                                      7,310                 191,814
 Citizens Communications                                        6,700                  90,383
 Nippon Telegraph & Telephone                                   1,630                  34,263
 SBC Communications                                            18,502                 439,607
 Sprint                                                        12,769                 304,285
 Verizon Communications                                         9,865                 351,095
                                                                                    1,660,480
TELEVISION (0.02%)
 LIN Television /1/                                               927                  17,251
THEATERS (0.01%)
 Carmike Cinemas                                                  241                   8,539
THERAPEUTICS (0.24%)
 Dyax /1/                                                       1,949                  11,032
 Eyetech Pharmaceuticals /1/                                      614                  22,632
 Gilead Sciences /1/                                            5,399                 178,707
 Medicines /1/                                                  1,277                  35,130
                                                                                      247,501
TOBACCO (0.90%)
 Altria Group                                                   7,931                 506,236
 British American Tobacco                                       1,846                  64,296
 Imperial Tobacco Group                                         1,810                  96,292
 Loews - Carolina Group                                         1,810                  56,816
 Reynolds American                                              1,950                 156,819
 UST                                                            1,070                  54,206
                                                                                      934,665
TOOLS-HAND HELD (0.05%)
 Stanley Works                                                  1,020                  48,511
TRANSACTIONAL SOFTWARE (0.02%)
 Transaction Systems Architects /1/                             1,222                  25,955
TRANSPORT-AIR FREIGHT (0.16%)
 CNF                                                            2,868                 134,538
 EGL /1/                                                          929                  28,084
                                                                                      162,622
TRANSPORT-RAIL (0.26%)
 Burlington Northern Santa Fe                                   3,530                 170,076
 Norfolk Southern                                               2,770                  96,728
                                                                                      266,804
                                                Shares

                                                Held                                 Value

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COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (0.18%)
                                                                                 $
 United Parcel Service                                          2,518                 188,044
TRANSPORT-TRUCK (0.09%)
 J.B. Hunt Transport Services                                     502                  22,148
 Overnite                                                         876                  27,051
 SCS Transportation /1/                                           311                   7,284
 Yellow Roadway /1/                                               574                  32,500
                                                                                       88,983
TRUCKING & LEASING (0.01%)
 Ryder System                                                     251                  11,433
VITAMINS & NUTRITION PRODUCTS (0.02%)
 USANA Health Sciences /1/                                        646                  23,501
WATER (0.04%)
 Suez                                                           1,696                  46,046
WEB PORTALS (0.30%)
 Yahoo /1/                                                      8,877                 312,559
WIRE & CABLE PRODUCTS (0.01%)
 Belden CDT                                                       722                  14,664
WIRELESS EQUIPMENT (0.13%)
 Motorola                                                       4,977                  78,338
 Nokia                                                          2,150                  32,852
 Novatel Wireless /1/                                           1,772                  21,175
                                                                                      132,365
                                                 TOTAL COMMON STOCKS               68,003,456

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (21.87%)
AGRICULTURAL OPERATIONS (0.10%)
 Bunge Limited Finance
                                                           $                     $
  4.38%; 12/15/08                                              80,000                  80,265
  5.88%; 05/15/13                                              25,000                  26,779
                                                                                      107,044
AIRLINES (0.14%)
 Southwest Airlines
  5.10%; 05/01/06                                             141,942                 144,363
ASSET BACKED SECURITIES (0.63%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates /4/
  2.82%; 09/25/33                                              98,375                  98,524
 Countrywide Asset Backed Certificates /4/
  3.03%; 02/25/34                                             196,429                 196,420
  3.60%; 01/25/34                                             180,000                 182,267
 Master Adjustable Rate Mortgages Trust /4/
  3.63%; 03/25/34                                              95,000                  95,622
 MSDWCC Heloc Trust /3/ /4/
  2.74%; 07/25/17                                              85,000                  85,000
                                                                                      657,833
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (0.18%)
 DaimlerChrysler Holding
                                                           $                     $
  4.05%; 06/04/08                                              70,000                  69,655
  4.75%; 01/15/08                                              15,000                  15,252
  7.25%; 01/18/06                                              40,000                  41,386
 Ford Motor
  7.45%; 07/16/31                                              30,000                  29,929
 Hyundai Motor Manufacturing /5/
  5.30%; 12/19/08                                              25,000                  25,632
                                                                                      181,854
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.12%)
 Accuride
  9.25%; 02/01/08                                              45,000                  45,675
 Dana /5/
  5.85%; 01/15/15                                              35,000                  34,241
 Lear
  7.96%; 05/15/05                                              45,000                  45,591
                                                                                      125,507
BEVERAGES-WINE & SPIRITS (0.14%)
 Diageo Capital /4/
  2.76%; 04/20/07                                             150,000                 150,135
BREWERY (0.10%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                             40,000                  50,250
 Coors Brewing
  6.38%; 05/15/12                                              50,000                  55,115
                                                                                      105,365
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Clear Channel Communications
  4.50%; 01/15/10                                              60,000                  58,914
 Grupo Televisa
  8.50%; 03/11/32                                              20,000                  23,275
 Liberty Media
  3.50%; 09/25/06                                              60,000                  59,412
                                                                                      141,601
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 CRH America
  5.30%; 10/15/13                                              25,000                  25,843
  6.40%; 10/15/33                                              25,000                  27,875
 Masco /4/ /5/
  2.70%; 03/09/07                                             110,000                 110,210
                                                                                      163,928
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 York International
  6.63%; 08/15/06                                              75,000                  77,865
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                              15,000                  14,839
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 DR Horton
  8.50%; 04/15/12                                              50,000                  55,892
 KB Home
  7.75%; 02/01/10                                              45,000                  48,955
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
 Ryland Group
                                                           $                     $
  9.75%; 09/01/10                                              35,000                  38,058
                                                                                      142,905
CABLE TV (0.50%)
 Charter Communications /5/
  8.00%; 04/30/12                                              35,000                  35,262
 Comcast
  5.30%; 01/15/14                                               5,000                   5,157
  5.85%; 01/15/10                                               5,000                   5,336
  7.05%; 03/15/33                                              35,000                  41,089
 Cox Communications
  3.04%; 12/14/07 /4/ /5/                                      60,000                  60,107
  4.63%; 01/15/10 /5/                                          85,000                  84,638
  5.45%; 12/15/14 /5/                                          85,000                  85,769
  6.75%; 03/15/11                                              45,000                  49,363
  7.13%; 10/01/12                                              50,000                  56,317
 EchoStar DBS /5/
  6.63%; 10/01/14                                              60,000                  60,600
 Rogers Cablesystems
  10.00%; 03/15/05                                             40,000                  40,250
                                                                                      523,888
CASINO HOTELS (0.25%)
 Aztar
  7.88%; 06/15/14                                              55,000                  60,500
 Harrah's Operating
  5.50%; 07/01/10                                              50,000                  51,588
 Mandalay Resort Group
  6.45%; 02/01/06                                              25,000                  25,594
 MGM Mirage
  6.95%; 02/01/05                                              35,000                  35,000
  7.25%; 10/15/06                                              35,000                  36,575
 Park Place Entertainment
  8.50%; 11/15/06                                              45,000                  48,375
                                                                                      257,632
CELLULAR TELECOMMUNICATIONS (0.53%)
 America Movil
  5.75%; 01/15/15                                              70,000                  70,950
 AT&T Wireless Services
  7.88%; 03/01/11                                              65,000                  76,421
  8.13%; 05/01/12                                              65,000                  78,511
 Dobson Cellular Systems /4/ /5/
  6.96%; 11/01/11                                              55,000                  57,887
 Rogers Wireless Communications /5/
  7.25%; 12/15/12                                              55,000                  58,712
 Rural Cellular
  8.25%; 03/15/12                                              20,000                  21,400
 Telus
  7.50%; 06/01/07                                              40,000                  43,191
  8.00%; 06/01/11                                              10,000                  11,833
 US Unwired /4/
  6.74%; 06/15/10                                              60,000                  61,950
 Verizon Wireless Capital
  5.38%; 12/15/06                                              65,000                  67,024
                                                                                      547,879
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.14%)
 Chevron Phillips Chemical
                                                           $                     $
  7.00%; 03/15/11                                              50,000                  56,260
 FMC
  6.75%; 05/05/05                                              55,000                  55,483
 ICI Wilmington I
  5.63%; 12/01/13                                              30,000                  31,257
                                                                                      143,000
CHEMICALS-SPECIALTY (0.06%)
 Lubrizol
  4.63%; 10/01/09                                              45,000                  45,100
  6.50%; 10/01/34                                              20,000                  21,551
                                                                                       66,651
COAL (0.03%)
 Massey Energy
  6.63%; 11/15/10                                              30,000                  30,900
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                              25,000                  26,059
COMMERCIAL BANKS (0.12%)
 Union Planters Bank
  5.13%; 06/15/07                                              50,000                  51,704
 United Overseas Bank /5/
  4.50%; 07/02/13                                              20,000                  19,474
 Wachovia Bank
  4.88%; 02/01/15                                              55,000                  55,281
                                                                                      126,459
COMMERCIAL SERVICES (0.05%)
 Iron Mountain
  8.25%; 07/01/11                                              55,000                  56,581
COMPUTER SERVICES (0.07%)
 Unisys
  7.88%; 04/01/08                                              35,000                  35,525
  8.13%; 06/01/06                                              35,000                  36,575
                                                                                       72,100
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                              15,000                  16,482
COMPUTERS-MEMORY DEVICES (0.05%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                              45,000                  48,375
CREDIT CARD ASSET BACKED SECURITIES (0.92%)
 American Express Credit Account Master Trust
  5.53%; 10/15/08                                             500,000                 512,015
 Capital One Multi-Asset Execution Trust /4/
  2.70%; 12/15/09                                              95,000                  95,168
 Chase Credit Card Master Trust /4/
  2.68%; 05/15/09                                             100,000                  99,995
 Citibank Credit Card Master Trust I /4/
  2.75%; 03/10/11                                              75,000                  75,414
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                              75,000                  76,692
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Credit Card Master Note Trust
                                                           $                     $
  3.90%; 11/15/07                                             100,000                 100,349
                                                                                      959,633
CRUISE LINES (0.10%)
 Royal Caribbean Cruises
  8.75%; 02/02/11                                              90,000                 105,525
DATA PROCESSING & MANAGEMENT (0.01%)
 Certegy
  4.75%; 09/15/08                                              15,000                  15,318
DISTRIBUTION-WHOLESALE (0.05%)
 Ingram Micro
  9.88%; 08/15/08                                              50,000                  54,063
DIVERSIFIED FINANCIAL SERVICES (0.13%)
 General Electric Capital
  6.75%; 03/15/32                                              45,000                  53,959
 John Deere Capital
  3.13%; 12/15/05                                              40,000                  39,910
 NiSource Finance
  3.20%; 11/01/06                                              40,000                  39,481
                                                                                      133,350
DIVERSIFIED MANUFACTURING OPERATIONS (0.04%)
 Tyco International Group
  6.38%; 02/15/06                                              40,000                  41,164
DIVERSIFIED MINERALS (0.05%)
 Corp. Nacional del Cobre de Chile /5/
  5.50%; 10/15/13                                              20,000                  20,993
 Vale Overseas
  9.00%; 08/15/13                                              25,000                  28,813
                                                                                       49,806
DIVERSIFIED OPERATIONS (0.03%)
 Hutchison Whampoa International /5/
  6.50%; 02/13/13                                              25,000                  27,172
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                              25,000                  25,938
ELECTRIC-GENERATION (0.08%)
 Korea East-West Power /5/
  4.88%; 04/21/11                                              15,000                  15,124
 Tenaska Virginia Partners /5/
  6.12%; 03/30/24                                              29,643                  31,437
 Texas Genco /5/
  6.88%; 12/15/14                                              35,000                  36,225
                                                                                       82,786
ELECTRIC-INTEGRATED (1.04%)
 Arizona Public Service
  5.80%; 06/30/14                                              35,000                  37,585
  6.50%; 03/01/12                                              20,000                  22,319
 Carolina Power & Light
  6.65%; 04/01/08                                              40,000                  43,059
 Centerpoint Energy
  5.88%; 06/01/08                                              25,000                  26,075
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Cincinnati Gas & Electric
                                                           $                     $
  5.40%; 06/15/33                                              15,000                  15,023
 Consumers Energy
  4.25%; 04/15/08                                              10,000                  10,053
 Dayton Power & Light /5/
  5.13%; 10/01/13                                              30,000                  30,824
 Entergy Gulf States
  3.60%; 06/01/08                                              25,000                  24,545
 Exelon
  6.75%; 05/01/11                                              30,000                  33,491
 FirstEnergy
  6.45%; 11/15/11                                              55,000                  59,686
 FPL Group Capital
  3.25%; 04/11/06                                              25,000                  24,953
 Indianapolis Power & Light
  7.38%; 08/01/07                                              35,000                  37,130
 Jersey Central Power & Light
  5.63%; 05/01/16                                              15,000                  15,753
 MSW Energy Holdings II
  7.38%; 09/01/10                                              50,000                  52,250
 Northeast Utilities
  3.30%; 06/01/08                                              20,000                  19,539
 NorthWestern /5/
  5.88%; 11/01/14                                              55,000                  56,601
 Ohio Power
  4.85%; 01/15/14                                              20,000                  20,037
 Oncor Electric Delivery
  6.38%; 05/01/12                                              45,000                  49,800
 Pacific Gas & Electric
  3.60%; 03/01/09                                              25,000                  24,520
  6.05%; 03/01/34                                              85,000                  91,365
 Pepco Holdings
  3.75%; 02/15/06                                              80,000                  80,176
 Power Contract Financing /5/
  5.20%; 02/01/06                                              16,625                  16,852
 PPL Energy Supply
  5.40%; 08/15/14                                              35,000                  36,093
 PSEG Power
  6.95%; 06/01/12                                              50,000                  56,558
 Puget Energy
  3.36%; 06/01/08                                              25,000                  24,467
 Southern California Edison
  5.00%; 01/15/14                                              15,000                  15,321
  5.00%; 01/15/16                                              40,000                  40,355
  8.00%; 02/15/07                                              39,000                  42,191
 Southwestern Electric Power
  4.50%; 07/01/05                                              50,000                  50,280
 TXU Energy
  6.13%; 03/15/08                                              20,000                  21,083
                                                                                    1,077,984
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.02%)
 Flextronics International
  6.50%; 05/15/13                                              25,000                  25,313
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.06%)
 Fairchild Semiconductor International
                                                           $                     $
  10.50%; 02/01/09                                             60,000                  63,150
ELECTRONICS-MILITARY (0.05%)
 L-3 Communications /5/
  5.88%; 01/15/15                                              55,000                  54,725
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine
  6.45%; 03/01/05                                              20,000                  20,000
EXPORT/IMPORT BANK (0.03%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                              30,000                  30,126
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                              60,000                  60,037
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Polypore
  8.75%; 05/15/12                                              35,000                  35,963
FINANCE-AUTO LOANS (0.37%)
 Ford Motor Credit
  5.70%; 01/15/10                                              45,000                  44,862
  6.13%; 01/09/06                                              35,000                  35,700
  6.50%; 01/25/07                                              20,000                  20,590
  6.88%; 02/01/06                                             125,000                 128,196
  7.38%; 02/01/11                                               5,000                   5,337
  7.88%; 06/15/10                                              25,000                  27,201
 General Motors Acceptance
  5.63%; 05/15/09                                              15,000                  14,665
  6.88%; 09/15/11                                              35,000                  35,146
  6.88%; 08/28/12                                              55,000                  54,880
  8.00%; 11/01/31                                              20,000                  20,240
                                                                                      386,817
FINANCE-COMMERCIAL (0.09%)
 CIT Group
  5.13%; 09/30/14                                              95,000                  96,167
FINANCE-CONSUMER LOANS (0.14%)
 Household Finance
  4.13%; 11/16/09                                             125,000                 124,169
  4.75%; 07/15/13                                              20,000                  19,950
                                                                                      144,119
FINANCE-CREDIT CARD (0.13%)
 Capital One Bank
  5.00%; 06/15/09                                              30,000                  30,797
  6.88%; 02/01/06                                             100,000                 103,309
                                                                                      134,106
FINANCE-INVESTMENT BANKER & BROKER (1.06%)
 BCP Caylux Holdings Luxembourg /5/
  9.63%; 06/15/14                                              40,000                  44,400
 Bear Stearns
  3.00%; 03/30/06                                              40,000                  39,819
  3.03%; 01/30/09 /4/                                         130,000                 130,342
  3.10%; 06/25/34 /4/                                          70,000                  69,808
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup
                                                           $                     $
  5.88%; 02/22/33                                              20,000                  21,006
  6.63%; 06/15/32                                              50,000                  57,827
 E*Trade Financial /5/
  8.00%; 06/15/11                                              50,000                  53,750
 Goldman Sachs Group
  3.88%; 01/15/09                                              35,000                  34,842
  5.13%; 01/15/15                                              80,000                  80,986
  6.60%; 01/15/12                                             110,000                 122,813
 Lehman Brothers Holdings
  4.25%; 01/27/10                                              25,000                  24,925
  4.80%; 03/13/14                                              50,000                  49,730
 Merrill Lynch
  2.46%; 02/06/09 /4/                                         130,000                 130,041
  5.00%; 01/15/15                                              45,000                  45,139
  5.45%; 07/15/14                                              40,000                  41,770
 Morgan Stanley
  4.75%; 04/01/14                                              45,000                  44,298
  5.30%; 03/01/13                                              25,000                  25,919
  6.75%; 04/15/11                                              70,000                  78,608
                                                                                    1,096,023
FINANCE-MORTGAGE LOAN/BANKER (1.74%)
 Countrywide Home Loan
  4.25%; 12/19/07                                              25,000                  25,154
  4.61%; 12/19/33 /4/                                         200,000                 197,263
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                             225,000                 222,301
  4.50%; 07/15/13                                             375,000                 378,391
  4.63%; 05/28/13                                              45,000                  44,718
  4.75%; 10/11/12                                              80,000                  80,005
  4.75%; 05/06/13                                              75,000                  73,927
  5.13%; 11/07/13                                              20,000                  20,146
  6.75%; 03/15/31                                             256,000                 322,236
 Federal National Mortgage Association
  2.88%; 05/19/08                                              50,000                  48,639
  3.70%; 11/01/07                                             230,000                 229,268
  4.32%; 07/26/07                                              90,000                  90,586
  4.75%; 02/21/13                                              75,000                  74,861
                                                                                    1,807,495
FINANCE-OTHER SERVICES (0.03%)
 Verizon Global Funding
  7.75%; 12/01/30                                              25,000                  31,606
FOOD-MISCELLANEOUS/DIVERSIFIED (0.21%)
 Chiquita Brands International /5/
  7.50%; 11/01/14                                              45,000                  45,675
 Corn Products International
  8.45%; 08/15/09                                              40,000                  46,148
 Kraft Foods
  4.63%; 11/01/06                                              85,000                  86,363
  6.25%; 06/01/12                                              35,000                  38,510
                                                                                      216,696
FOOD-RETAIL (0.08%)
 Delhaize America
  7.38%; 04/15/06                                              45,000                  46,718
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Delhaize America (continued)
                                                           $                     $
  9.00%; 04/15/31                                              25,000                  33,128
                                                                                       79,846
GAS-DISTRIBUTION (0.13%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                             50,000                  51,090
 Sempra Energy
  4.75%; 05/15/09                                              35,000                  35,449
  6.95%; 12/01/05                                              50,000                  51,400
                                                                                      137,939
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                              10,000                   9,780
  4.63%; 12/15/09                                              15,000                  15,080
                                                                                       24,860
HOME EQUITY-OTHER (0.66%)
 ACE Securities /3/ /4/
  2.81%; 02/25/35                                              50,000                  50,000
 Asset Backed Funding Certificates /4/
  2.72%; 02/25/30                                              45,000                  44,998
 Long Beach Mortgage Loan Trust /4/
  3.06%; 06/25/34                                              25,000                  24,979
  3.61%; 06/25/34                                              30,000                  30,291
 New Century Home Equity Loan Trust /4/
  3.25%; 01/25/34                                             115,000                 115,923
 Option One Mortgage Loan Trust /4/
  2.83%; 11/25/34                                              25,000                  25,044
  3.06%; 05/25/34                                              70,000                  70,286
  3.58%; 05/25/34                                              70,000                  69,997
 Saxon Asset Securities Trust /4/
  2.75%; 03/25/35                                             100,000                 100,000
 Specialty Underwriting & Residential Finance
  /4/
  3.04%; 02/25/35                                              65,000                  64,997
 Wells Fargo Home Equity Trust /4/
  3.03%; 04/25/34                                              90,000                  89,997
                                                                                      686,512
HOME EQUITY-SEQUENTIAL (0.17%)
 Ameriquest Mortgage Securities
  2.73%; 04/25/34 /4/                                          75,000                  74,997
  2.85%; 02/25/35                                             100,000                 100,000
                                                                                      174,997
HOTELS & MOTELS (0.05%)
 HMH Properties
  7.88%; 08/01/08                                              53,000                  54,391
INVESTMENT COMPANIES (0.08%)
 Canadian Oil Sands /5/
  4.80%; 08/10/09                                              80,000                  80,984
LIFE & HEALTH INSURANCE (0.13%)
 Hartford Life Global Funding Trusts /4/
  2.66%; 09/15/09                                             125,000                 124,381
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Nationwide Financial Services
                                                           $                     $
  5.63%; 02/13/15                                              10,000                  10,256
                                                                                      134,637
MACHINERY-FARM (0.11%)
 Case
  7.25%; 08/01/05                                              75,000                  75,750
 Case New Holland /5/
  6.00%; 06/01/09                                              40,000                  38,600
                                                                                      114,350
MEDICAL INFORMATION SYSTEM (0.05%)
 NDCHealth
  10.50%; 12/01/12                                             50,000                  51,250
MEDICAL PRODUCTS (0.03%)
 Medical Device Manufacturing /5/
  10.00%; 07/15/12                                             25,000                  27,000
MEDICAL-DRUGS (0.13%)
 Biovail
  7.88%; 04/01/10                                              45,000                  46,631
 Eli Lilly
  5.50%; 07/15/06                                              60,000                  61,754
 Schering-Plough /4/
  5.55%; 12/01/13                                              30,000                  31,483
                                                                                      139,868
MEDICAL-HMO (0.36%)
 Anthem
  4.88%; 08/01/05                                             200,000                 201,171
 Coventry Health Care /5/
  5.88%; 01/15/12                                              55,000                  55,825
 Pacificare Health Systems
  10.75%; 06/01/09                                             30,000                  33,900
 WellPoint /5/
  3.75%; 12/14/07                                              30,000                  29,842
  4.25%; 12/15/09                                              25,000                  24,890
  5.00%; 12/15/14                                              25,000                  25,153
                                                                                      370,781
MEDICAL-HOSPITALS (0.06%)
 HCA
  6.95%; 05/01/12                                              50,000                  52,649
  7.13%; 06/01/06                                              10,000                  10,347
                                                                                       62,996
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.03%)
 Bergen Brunswig
  7.25%; 06/01/05                                              35,000                  35,438
METAL PROCESSORS & FABRICATION (0.04%)
 Mueller Group
  10.00%; 05/01/12                                             35,000                  37,800
METAL-DIVERSIFIED (0.03%)
 Falconbridge
  5.38%; 06/01/15                                              10,000                   9,899
  7.35%; 06/05/12                                              15,000                  17,059
                                                                                       26,958
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (0.08%)
 iStar Financial
                                                           $                     $
  4.88%; 01/15/09                                              45,000                  45,507
 United Dominion Realty Trust
  6.50%; 06/15/09                                              30,000                  32,370
                                                                                       77,877
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite
  8.88%; 06/01/11                                              55,000                  59,194
MONEY CENTER BANKS (0.30%)
 Bank of America
  4.88%; 09/15/12                                              60,000                  61,620
  7.40%; 01/15/11                                              60,000                  69,507
 JP Morgan Chase
  5.13%; 09/15/14                                              75,000                  76,403
  5.25%; 05/01/15                                             105,000                 107,417
                                                                                      314,947
MORTGAGE BACKED SECURITIES (2.32%)
 Bear Stearns Adjustable Rate Mortgage Trust
  /4/
  3.52%; 06/25/34                                              50,000                  48,667
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /4/ /5/                                     448,646                  11,947
  5.47%; 06/11/41                                             110,000                 116,273
 Carrington Mortgage Loan Trust
  2.85%; 02/01/35                                              65,000                  65,000
 CS First Boston Mortgage Securities /4/
  0.08%; 11/15/37 /5/                                       1,138,462                  22,986
  0.57%; 05/15/36 /5/                                         827,328                  17,221
  0.68%; 07/15/36 /5/                                         737,859                  22,883
  3.13%; 05/25/34                                              50,000                  49,725
  3.13%; 06/25/34 /5/                                          30,000                  29,916
  7.68%; 09/15/41                                              25,000                  28,667
 DLJ Commercial Mortgage
  6.59%; 02/18/31                                             700,000                 751,817
 DLJ Mortgage Acceptance /5/
  6.99%; 10/15/30                                             100,000                 105,373
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                              40,000                  46,559
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /4/ /5/                                   1,483,000                  25,921
  4.31%; 08/10/42                                             160,000                 160,913
 IMPAC Commercial Mortgage Trust /4/
  2.87%; 04/25/35                                              85,000                  85,000
 JP Morgan Chase Commercial Mortgage
  Securities
  0.05%; 01/15/42 /4/ /5/                                   1,137,200                  19,450
  1.22%; 01/12/39 /4/ /5/                                     650,000                  31,992
  6.04%; 11/15/35                                             150,000                 158,924
 LB-UBS Commercial Mortgage Trust
  0.13%; 03/15/36 /4/ /5/                                     357,177                   9,968
  0.63%; 03/15/34 /4/ /5/                                     708,201                  14,187
  0.74%; 08/15/36 /5/                                         565,325                  18,505
  1.23%; 03/15/36 /4/ /5/                                     422,905                  20,680
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 LB-UBS Commercial Mortgage Trust (continued)
                                                           $                     $
  5.97%; 03/15/26                                             325,000                 342,270
 Merrill Lynch Mortgage Investors /4/
  3.09%; 01/25/35                                              90,000                  89,996
 Merrill Lynch Mortgage Trust /4/
  0.60%; 02/12/42                                           1,464,720                  33,861
 Morgan Stanley Capital I /4/ /5/
  1.12%; 01/13/41                                             425,000                  21,192
 Wachovia Bank Commercial Mortgage Trust /5/
  0.47%; 10/15/41                                           2,439,378                  59,841
                                                                                    2,409,734
MULTI-LINE INSURANCE (0.25%)
 CNA Financial
  5.85%; 12/15/14                                              55,000                  54,987
  6.50%; 04/15/05                                              75,000                  75,483
 Metropolitan Life Global Funding I /4/ /5/
  2.65%; 03/17/09                                             130,000                 129,849
                                                                                      260,319
MULTIMEDIA (0.37%)
 AOL Time Warner
  5.63%; 05/01/05                                              20,000                  20,128
  6.15%; 05/01/07                                              70,000                  73,425
  7.63%; 04/15/31                                              95,000                 117,019
 Gannett
  4.95%; 04/01/05                                              75,000                  75,242
 News America
  4.75%; 03/15/10                                              15,000                  15,192
  5.30%; 12/15/14                                              30,000                  30,532
  6.63%; 01/09/08                                              35,000                  37,502
 Viacom
  6.63%; 05/15/11                                              15,000                  16,687
                                                                                      385,727
MUTUAL INSURANCE (0.06%)
 Liberty Mutual Group /5/
  5.75%; 03/15/14                                              35,000                  34,607
  7.00%; 03/15/34                                              25,000                  25,822
                                                                                       60,429
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste North America
  5.75%; 02/15/11                                              20,000                  18,250
 Waste Management
  5.00%; 03/15/14                                              20,000                  20,174
                                                                                       38,424
OIL & GAS DRILLING (0.06%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                              25,000                  25,209
 Precision Drilling
  5.63%; 06/01/14                                              40,000                  41,861
                                                                                       67,070
OIL COMPANY-EXPLORATION & PRODUCTION (0.44%)
 Chesapeake Energy /5/
  6.38%; 06/15/15                                              50,000                  51,000
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Devon Financing
                                                           $                     $
  7.88%; 09/30/31                                              40,000                  51,913
 Husky Energy
  6.15%; 06/15/19                                              35,000                  37,547
 Nexen
  5.05%; 11/20/13                                              15,000                  14,952
  7.88%; 03/15/32                                              25,000                  31,803
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                             185,000                 206,275
 Swift Energy
  7.63%; 07/15/11                                              60,000                  64,650
                                                                                      458,140
OIL COMPANY-INTEGRATED (0.20%)
 Amerada Hess
  7.30%; 08/15/31                                              30,000                  34,834
 Occidental Petroleum
  4.00%; 11/30/07                                              25,000                  25,050
 PanCanadian Energy
  7.20%; 11/01/31                                              35,000                  42,662
 Petrobras International Finance
  8.38%; 12/10/18                                              40,000                  41,900
  9.13%; 07/02/13                                              30,000                  33,525
 Petronas Capital /5/
  7.88%; 05/22/22                                              20,000                  25,416
                                                                                      203,387
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 Cooper Cameron
  2.65%; 04/15/07                                              50,000                  48,539
OIL REFINING & MARKETING (0.24%)
 CITGO Petroleum /5/
  6.00%; 10/15/11                                              40,000                  39,700
 Enterprise Products Operating /5/
  4.00%; 10/15/07                                              50,000                  49,759
 Enterprise Products Partners
  6.38%; 02/01/13                                              15,000                  16,263
 Tesoro Petroleum
  8.00%; 04/15/08                                              40,000                  43,000
  9.63%; 11/01/08                                              35,000                  37,975
 Valero Energy
  6.88%; 04/15/12                                              55,000                  62,443
                                                                                      249,140
PAPER & RELATED PRODUCTS (0.20%)
 Abitibi-Consolidated
  8.30%; 08/01/05                                              45,000                  45,788
 Boise Cascade /4/ /5/
  5.54%; 10/15/12                                              45,000                  46,237
 Norske Skog /5/
  7.63%; 10/15/11                                              50,000                  57,438
 Sappi Papier Holding /5/
  6.75%; 06/15/12                                              20,000                  22,219
 Smurfit Capital Funding
  6.75%; 11/20/05                                              40,000                  40,800
                                                                                      212,482
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PETROCHEMICALS (0.05%)
 Braskem /5/
                                                           $                     $
  11.75%; 01/22/14                                             45,000                  52,031
PHARMACY SERVICES (0.05%)
 Medco Health Solutions
  7.25%; 08/15/13                                              50,000                  56,512
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 HealthSouth
  6.88%; 06/15/05                                              80,000                  80,400
PIPELINES (0.31%)
 Buckeye Partners
  4.63%; 07/15/13                                              35,000                  34,506
 Duke Capital
  4.37%; 03/01/09                                              25,000                  25,085
 Duke Energy Field Services
  7.88%; 08/16/10                                              20,000                  23,279
 Enbridge Energy Partners
  4.00%; 01/15/09                                              15,000                  14,781
 National Fuel Gas
  5.25%; 03/01/13                                              25,000                  25,561
 PG&E Gas Transmission
  7.10%; 06/01/05                                              75,000                  75,900
 TEPPCO Partners
  6.13%; 02/01/13                                              45,000                  48,364
 Texas Eastern Transmission
  5.25%; 07/15/07                                              50,000                  51,461
 TGT Pipeline /5/
  5.50%; 02/01/17                                              20,000                  20,244
                                                                                      319,181
PROPERTY & CASUALTY INSURANCE (0.62%)
 ACE
  6.00%; 04/01/07                                              70,000                  72,578
 ACE INA Holdings
  5.88%; 06/15/14                                              15,000                  15,512
 Arch Capital Group
  7.35%; 05/01/34                                              60,000                  65,880
 Infinity Property & Casualty
  5.50%; 02/18/14                                              55,000                  54,689
 Markel
  6.80%; 02/15/13                                              55,000                  59,651
 St. Paul
  5.75%; 03/15/07                                              80,000                  82,868
 W.R. Berkley
  5.13%; 09/30/10                                              90,000                  90,931
  5.88%; 02/15/13                                              20,000                  20,668
 XL Capital
  5.25%; 09/15/14                                             100,000                 101,121
  6.50%; 01/15/12                                              70,000                  76,726
                                                                                      640,624
PUBLISHING-BOOKS (0.05%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                              55,000                  56,727
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RECREATIONAL CENTERS (0.05%)
 AMF Bowling Worldwide
                                                           $                     $
  10.00%; 03/01/10                                             45,000                  46,800
REGIONAL BANKS (0.45%)
 Bank One
  7.63%; 08/01/05                                              80,000                  81,855
 KeyCorp
  4.63%; 05/16/05                                             100,000                 100,508
 PNC Funding
  5.75%; 08/01/06                                             100,000                 103,216
 Wachovia
  5.25%; 08/01/14                                              40,000                  41,329
  5.63%; 12/15/08                                             100,000                 106,157
 Wells Fargo
  3.12%; 08/15/08                                              30,000                  29,371
                                                                                      462,436
REINSURANCE (0.13%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                              55,000                  55,145
 Endurance Specialty Holdings
  7.00%; 07/15/34                                              70,000                  74,721
                                                                                      129,866
RENTAL-AUTO & EQUIPMENT (0.02%)
 United Rentals
  6.50%; 02/15/12                                              20,000                  19,650
RETAIL-ARTS & CRAFTS (0.05%)
 Michaels Stores
  9.25%; 07/01/09                                              50,000                  53,188
RETAIL-AUTO PARTS (0.02%)
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                              25,000                  25,250
RETAIL-DRUG STORE (0.05%)
 Rite Aid
  12.50%; 09/15/06                                             50,000                  55,375
RETAIL-MAJOR DEPARTMENT STORE (0.12%)
 J.C. Penney
  8.13%; 04/01/27                                              45,000                  48,825
 May Department Stores
  5.75%; 07/15/14                                              75,000                  77,732
                                                                                      126,557
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.05%)
 General Nutrition Centers /5/
  8.63%; 01/15/11                                              50,000                  50,000
SAVINGS & LOANS-THRIFTS (0.23%)
 Washington Mutual
  3.07%; 01/25/45 /4/                                          85,000                  85,000
  3.81%; 06/25/34                                              70,000                  68,863
  3.97%; 03/25/33                                              72,000                  71,616
  5.50%; 01/15/13                                              15,000                  15,707
                                                                                      241,186
SOVEREIGN (0.29%)
 Mexico Government /4/
  3.33%; 01/13/09                                              50,000                  50,725
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government (continued)
                                                           $                     $
  8.30%; 08/15/31                                              35,000                  42,472
  8.38%; 01/14/11                                             140,000                 164,500
 South Africa Government
  6.50%; 06/02/14                                              40,000                  44,000
                                                                                      301,697
SPECIAL PURPOSE ENTITY (0.19%)
 Borden US Finance/Nova Scotia Finance /5/
  9.00%; 07/15/14                                              40,000                  44,000
 Fondo Latinoamericano de Reservas /5/
  3.00%; 08/01/06                                              45,000                  44,684
 Jostens /5/
  7.63%; 10/01/12                                              50,000                  50,875
 K&F Acquisition /5/
  7.75%; 11/15/14                                              55,000                  54,725
                                                                                      194,284
STEEL PRODUCERS (0.08%)
 International Steel Group
  6.50%; 04/15/14                                              75,000                  81,000
STEEL-SPECIALTY (0.06%)
 CSN Islands VIII /5/
  9.75%; 12/16/13                                              60,000                  63,525
SUPRANATIONAL BANK (0.11%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                              65,000                  65,127
  6.88%; 03/15/12                                              45,000                  50,674
                                                                                      115,801
TELEPHONE-INTEGRATED (1.41%)
 BellSouth
  4.75%; 11/15/12                                              40,000                  40,350
  6.88%; 10/15/31                                              25,000                  28,853
 British Telecommunications /4/
  7.88%; 12/15/05                                             230,000                 238,763
 Citizens Communications
  6.25%; 01/15/13                                              55,000                  54,863
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                              35,000                  36,100
  8.50%; 06/15/10 /4/                                         190,000                 225,504
 France Telecom /4/
  8.50%; 03/01/11                                             185,000                 220,768
 MCI /4/
  6.91%; 05/01/07                                              70,000                  71,575
 Qwest /5/
  7.88%; 09/01/11                                              50,000                  53,500
 Sprint Capital
  6.88%; 11/15/28                                              75,000                  83,872
  6.90%; 05/01/19                                              30,000                  33,840
 Telecom Italia Capital
  4.00%; 01/15/10 /5/                                         190,000                 185,526
  5.25%; 11/15/13                                              50,000                  50,933
  6.38%; 11/15/33                                              20,000                  21,222
 Telefonos de Mexico
  4.50%; 11/19/08                                              10,000                  10,024
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telefonos de Mexico (continued)
                                                           $                     $
  8.25%; 01/26/06                                             100,000                 104,627
                                                                                    1,460,320
TELEVISION (0.04%)
 LIN Television
  8.00%; 01/15/08                                              35,000                  36,444
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                              30,000                  31,692
THEATERS (0.04%)
 Cinemark /1/ /4/
  0.00%; 03/15/14                                              50,000                  37,750
TRANSPORT-RAIL (0.01%)
 Union Pacific
  4.70%; 01/02/24                                              15,000                  14,533
TRANSPORT-SERVICES (0.05%)
 FedEx
  2.84%; 04/01/05 /4/                                          30,000                  30,002
  3.50%; 04/01/09                                              20,000                  19,522
                                                                                       49,524
VITAMINS & NUTRITION PRODUCTS (0.06%)
 NBTY
  8.63%; 09/15/07                                              30,000                  30,300
 WH Holdings/WH Capital
  9.50%; 04/01/11                                              25,000                  27,531
                                                                                       57,831
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications
  9.00%; 04/15/12                                              40,000                  41,400
                                                         TOTAL BONDS               22,691,927

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.68%)
                                                           $                     $
5.00%; 12/01/17                                               114,753                 116,676
5.00%; 03/01/18                                               148,298                 150,767
5.00%; 05/01/18                                               857,312                 871,587
5.00%; 06/01/34                                                20,074                  20,057
5.00%; 06/01/34                                               910,546                 909,778
5.00%; 02/01/35 /6/                                           900,000                 898,594
5.50%; 03/01/33                                               178,273                 181,947
5.50%; 05/01/33                                               584,498                 596,542
5.50%; 10/01/33                                               172,077                 175,623
5.50%; 02/01/35 /6/                                           300,000                 305,719
6.00%; 01/01/29                                               115,011                 118,884
6.50%; 12/01/20                                                39,981                  42,118
6.50%; 05/01/31                                                61,669                  64,632
6.50%; 06/01/31                                                88,154                  92,390
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                           $                     $
7.00%; 12/01/27                                                95,517                 101,266
7.00%; 09/01/31                                                33,864                  35,841
7.50%; 11/01/30                                                22,512                  24,179
7.50%; 11/01/30                                                16,944                  18,199
7.50%; 01/01/31                                                17,856                  19,178
8.00%; 12/01/30                                                99,319                 107,455
                                            TOTAL FHLMC CERTIFICATES                4,851,432

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.72%)
4.50%; 05/01/10                                               214,481                 215,101
4.50%; 02/01/20 /6/                                           700,000                 698,687
4.50%; 02/01/35 /6/                                           250,000                 243,985
5.00%; 03/01/18                                                93,736                  95,325
5.00%; 02/01/35 /6/                                           200,000                 199,500
5.50%; 01/01/33                                               396,937                 404,998
5.50%; 07/01/33                                               461,856                 470,890
5.50%; 09/01/33                                               417,033                 425,190
5.50%; 02/01/35 /6/                                         1,500,000               1,527,187
6.00%; 06/01/06                                                 7,795                   7,946
6.00%; 04/01/08                                                66,685                  69,195
6.00%; 03/01/09                                                 1,296                   1,360
6.00%; 05/01/09                                                54,816                  57,530
6.00%; 05/01/09                                                29,055                  30,493
6.00%; 11/01/09                                                 1,913                   2,007
6.00%; 11/01/09                                                41,078                  43,112
6.00%; 12/01/09                                                 8,267                   8,620
6.00%; 05/01/10                                                17,572                  18,528
6.00%; 12/01/33                                               237,259                 245,000
6.50%; 05/01/06                                                75,913                  77,560
6.50%; 03/01/08                                                57,462                  60,095
                                             TOTAL FNMA CERTIFICATES                4,902,309

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.11%)
6.00%; 06/20/26                                               144,349                 150,380
6.00%; 09/20/26                                                97,915                 101,957
6.00%; 06/20/27                                                52,068                  54,243
6.00%; 06/15/32                                                53,366                  55,502
6.00%; 12/15/33                                               138,480                 143,950
6.50%; 10/20/31                                               198,321                 208,402
6.50%; 05/15/32                                               260,096                 274,024
7.00%; 05/15/31                                                54,461                  57,838
7.00%; 02/15/32                                               101,281                 107,531
                                             TOTAL GNMA CERTIFICATES                1,153,827

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
TREASURY BONDS (4.88%)
 U.S. Treasury
                                                           $                     $
  3.63%; 07/15/09                                             300,000                 299,707
  4.00%; 02/15/14                                             175,000                 173,592
  4.75%; 05/15/14                                             325,000                 340,603
  5.00%; 02/15/11                                             450,000                 478,441
  5.38%; 02/15/31                                             275,000                 307,624
  6.25%; 05/15/30                                             225,000                 277,928
  7.13%; 02/15/23                                             240,000                 313,116
  7.25%; 05/15/16                                              50,000                  63,166
  7.50%; 11/15/16                                             135,000                 174,282
  8.00%; 11/15/21                                             285,000                 398,766
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                             180,896                 187,149
  3.38%; 01/15/07                                             602,770                 632,155
  3.63%; 01/15/08                                             443,348                 477,741
  3.88%; 01/15/09                                             436,736                 484,214
  4.25%; 01/15/10                                             227,050                 261,134
 U.S. Treasury Strip /1/
  0.00%; 02/15/15                                             300,000                 195,528
                                                TOTAL TREASURY BONDS                5,065,146

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.24%)
FINANCE-OTHER SERVICES (1.24%)
 Investment in Joint Trading Account;
              HSBC Funding
  2.50%; 02/01/05                                           1,289,750               1,289,750
                                              TOTAL COMMERCIAL PAPER                1,289,750


                                                Maturity
                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.21%)
 Deutsche Bank Securities; 2.48%; dated
  01/31/05 maturing 02/01/05 (collateralized
  by U.S. Treasury Inflation-Indexed                                             $
  Obligations; $225,881; 07/15/12) /7/                     $  221,467                 221,452
                                         TOTAL REPURCHASE AGREEMENTS                  221,452
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (104.24%)              108,179,299
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER ASSETS (-4.24)                    (4,398,931)
                                          TOTAL NET ASSETS (100.00%)             $103,780,368
                                                                                 ---------------


/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. At the end of the period, the / /value of these securities totaled $140,296 or 0.14% of net assets. /
/4 //Variable rate./
/5 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. At the end / /of the period, the value of these securities totaled $2,881,823 or 2.78% / /of net assets./
/6 //Security or a portion of the security was purchased in a "to-be-/
  /announced" ("TBA") transaction. See Notes to Financial Statements./
/7 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  8,461,460
Unrealized Depreciation                        (5,219,931)
                                             ------------
Net Unrealized Appreciation (Depreciation)      3,241,529
Cost for federal income tax purposes         $104,937,770


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Balanced Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------